SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Share capital
Disclosure of schedule of warrants outstanding

	Exercise		December 31						December 31
Expiry date	price		2021		Exercised		Expired		2022
June 12, 2022	C$	1.65		4,742,500		(4,742,500)		—		—
November 7, 2022	C$	1.40		3,000,000		(3,000,000)		—		—
December 18, 2026	C$	3.00		32,500,000		(2,955,000)		—		29,545,000
Total number of warrants				40,242,500		(10,697,500)		—		29,545,000

Weighted average exercise price			C$	2.72	C$	1.95	C$	—	C$	3.00

	Exercise		December 31						December 31
Expiry date	price		2020		Exercised		Expired		2021
February 15, 2021	C$	2.35		7,782,994		(7,439,744)		(343,250)		—
July 8, 2021	C$	0.62		370,000		(370,000)		—		—
June 12, 2022	C$	1.65		4,992,500		(250,000)		—		4,742,500
November 7, 2022	C$	1.40		3,000,000		—		—		3,000,000
December 18, 2026	C$	3.00		32,500,000		—		—		32,500,000
Total number of warrants				48,645,494		(8,059,744)		(343,250)		40,242,500

Weighted average exercise price			C$	2.64	C$	2.25	C$	2.35	C$	2.72